Concentration of Risks - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) customer	Dec. 31, 2022 USD ($) customer	Dec. 31, 2021 item	Dec. 31, 2020 item
Concentration Risk
Debt instrument ,Interest rate ,Increase (decrease)			1.00%
CNY
Concentration Risk
Currency appreciation (depreciation) percentage	8.20%	8.20%	2.30%	6.50%
Customer Concentration Risk
Concentration Risk
Number of customers | customer	3	3
Customer Concentration Risk | Revenue Benchmark | Customer One
Concentration Risk
Concentration risk percentage	39.00%	39.00%	36.00%	39.00%
Customer Concentration Risk | Revenue Benchmark | Customer Two
Concentration Risk
Concentration risk percentage	31.00%	31.00%	35.00%	34.00%
Customer Concentration Risk | Revenue Benchmark | Customer Three
Concentration Risk
Concentration risk percentage	23.00%	23.00%	21.00%	23.00%
Customer Concentration Risk | Cost of Goods and Service Benchmark
Concentration Risk
Number of customers			3
Supplier Concentration Risk | Cost of Goods and Service Benchmark
Concentration Risk
Number of suppliers			4	3
Interest Rate Risk
Concentration Risk
Amount of increase or decrease interest expense per year if 1% increase or decrease in annual interest rates | ¥	¥ 650
Increase decrease in interest expense | $		$ 90